Commitments and contingencies	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and contingencies.
Commitments and contingencies

9. Commitments and contingencies

        From August 2011 through December 2011, the Company leased office space from a significant stockholder. There was no formal lease arrangement with the stockholder.

        On May 1, 2012, the Company entered into a commercial building lease agreement. The sixty month lease, which the Company expects will begin on or about August 13, 2012, provides for the lease by the Company of approximately 6,000 square feet of space in Cambridge, Massachusetts. Base annual rent is initially set at approximately $22,000 per month with an annual increase of 3%.

        Future minimum lease payments under this lease as of June 30, 2012 are as follows (in thousands):

Year
2012	$110
2013	267
2014	275
2015	284
2016	292
Thereafter	173

$1,401

8. Commitments and contingencies

        From August 2011 through December 2011, the Company leased office space from a significant stockholder. There was no formal lease arrangement with the stockholder. The Company recorded rent expense of $41,000 for the period from April 5, 2011 (inception) to December 31, 2011.

        The following table summarizes the Company's contractual obligations.

(in thousands)	Total	2012	2013	2014	2015	Beyond 2015
License agreement (Note 10)	$435	$162	$149	$62	$62	$		*
Lease agreement (entered into May 1, 2012; Note 13)	$1,414	$123	$267	$275	$284		$465
Manufacturing agreement (entered into February 21, 2012)	$1,350	$390	$960	—	—		—
*
After 2015, the annual obligations, which extend through the life of the license agreement, are approximately $62,000 per year. The agreement is cancellable by the Company.